Risk and Capital Management - Summary of Internal Rating (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 585,791	R$ 536,091
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 425,140	R$ 390,382
Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	97,977	92,644
Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	20,692	13,494
Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	41,982	39,571
Stage 1 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 501,889	R$ 459,626
Percentage of loan operations and lease operations portfolio	85.60%	85.70%
Stage 1 [member] | Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 420,936	R$ 385,846
Stage 1 [member] | Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	80,106	72,921
Stage 1 [member] | Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	847	859
Stage 1 [member] | Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	0
Stage 2 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,920	R$ 36,894
Percentage of loan operations and lease operations portfolio	7.20%	6.90%
Stage 2 [member] | Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 4,204	R$ 4,536
Stage 2 [member] | Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	17,871	19,723
Stage 2 [member] | Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	19,845	12,635
Stage 2 [member] | Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	0
Stage 3 [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,982	R$ 39,571
Percentage of loan operations and lease operations portfolio	7.20%	7.40%
Stage 3 [member] | Lower risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 0
Stage 3 [member] | Satisfactory [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	0
Stage 3 [member] | Higher Risk [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	0
Stage 3 [member] | Credit impaired [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 41,982	R$ 39,571